S000003466 [Member] Expense Example - Sit Dividend Growth Fund	Jun. 30, 2025 USD ($)
Sit Dividend Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 718
Expense Example, with Redemption, 3 Years	2,246
Expense Example, with Redemption, 5 Years	3,908
Expense Example, with Redemption, 10 Years	8,728
Sit Dividend Growth Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,171